RIGHT-OF-USE ASSETS (Details Narrative)					6 Months Ended		12 Months Ended
	May 01, 2025 USD ($)	May 01, 2025 CNY (¥)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan interest rate					3.50%					4.75%
Rental expense					$ 15,315	$ 52,864	$ 110,130	$ 110,130	$ 96,356
Weighted average remaining lease term					2 years 6 months 29 days		0 years	1 year 1 month 28 days
Amortization expense non-cash					$ 14,730	42,056	$ 100,690	$ 278,957	14,436
Xiamen Xinbaihui Digital Technology Co L T D [Member] | January One Two Thousand And Twenty Five To December Thirty One Two Thousand And Twenty Seven [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental expense			$ 689	¥ 5,000.00
Guangzhou Jingyao Real Estate Co Ltd [Member] | May One Two Thousand And Twenty Five To February Twenty Nine Two Thousand And Twenty Eight [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental expense	$ 5,589	¥ 40,537.35
Guangzhou Jingyao Real Estate Co Ltd [Member] | March One Two Thousand And Twenty Seven To February Twenty Nine Two Thousand And Twenty Eight [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental expense	$ 5,869	¥ 42,563.85
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment					20,466	60,262	120,066	113,981	80,045
Interest expense					$ 1,442	$ 2,653	$ 3,951	$ 9,303	$ 9,631